Other employee benefits	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Other employee benefits [text block]
21.	Other employee benefits

The Group sponsors both other long-term employee benefit plans and non-pension post-employment benefits plans and uses a December 31 measurement date. These obligations relate mainly to commitments for post- retirement health benefits. Information about the Group's post-employment and other long-term employee benefits is as follows:

Movements in the present value of the defined benefit obligation in the current and previous years were:

	Year ended
	Dec. 31, 2018	Dec. 31, 2017
Opening defined benefit obligation	$107,829	$89,005
Current service cost[1]	3,455	2,614
Past service cost	255	—
Interest cost	3,683	3,567
Effects of movements in exchange rates	(8,587)	7,026
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	(9,996)	1,172
Arising from changes in financial assumptions	2,809	6,761
Arising from experience adjustments	(3,472)	(120)
Benefits paid	(2,448)	(2,196)
Closing defined benefit obligation	$93,528	$107,829

[1] Includes remeasurement of other long term employee benefits

The defined benefit obligation closing balance, by group member, is as follows:

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Active members	$47,249	$64,460	$52,611
Inactive members	46,279	43,369	36,394
Closing defined benefit obligation	$93,528	$107,829	$89,005

Movements in the fair value of defined benefit amounts in the current and previous years were as follows:

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Employer contributions	$2,448	$2,196	$1,949
Benefits paid	(2,448)	(2,196)	(1,949)
Closing fair value of assets	$—	$—	$—

The non-pension employee benefit plan obligations are unfunded.

Reconciliation of assets and liabilities recognized in the consolidated balance sheets:

	Dec. 31, 2018	Dec. 31, 2017	Jan 1, 2017
Unfunded benefit obligation	$93,528	$107,829	$89,005
Vacation accrual and other - non-current	2,664	3,324	2,624
Net liability	$96,192	$111,153	$91,629

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2018	Dec. 31, 2017	Jan 1, 2017
Other employee benefits liability - current (note 14)	$2,564	$2,756	$2,356
Other employee benefits liability - non-current	93,628	108,397	89,273
Net liability	$96,192	$111,153	$91,629

Other employee future benefit expense includes the following

	Dec. 31, 2018	Dec. 31, 2017
Current service cost [1]	$3,710	$2,614
Net interest cost	3,683	3,567
Components recognized in consolidated income statements	$7,393	$6,181

[1] Includes remeasurement of other long term employee benefit

	Dec. 31, 2018	Dec. 31, 2017
Remeasurement on the net defined benefit liability:
Actuarial (gains)/losses arising from changes in demographic assumptions	$(9,996)	$1,172
Actuarial (gains)/losses arising from changes in financial assumptions	2,809	6,761
Actuarial gains arising from changes experience adjustments	(3,472)	(120)
Components recognized in statements of comprehensive income	$(10,659)	$7,813

Total other employee future benefit cost	$(3,266)$	13,994

Other employee benefit amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated income statements within cost of sales upon sale of the inventory.

	Dec. 31, 2018	Dec. 31, 2017
Defined benefit cost:
Discount rate	3.64%	4.03%
Initial weighted average health care trend rate	5.97%	6.13%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	21.0	21.6
Females	23.7	24.1

	Dec. 31, 2018	Dec. 31, 2017
Defined benefit obligation:
Discount rate	3.88%	3.64%
Initial weighted average health care trend rate	5.74%	5.97%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	21.1	21.0
Females	23.9	23.7
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	23.0	22.9
Females	25.6	25.5

1 CPM2014 Priv with CPM-B projection scale

The Group reviews the assumptions used to measure other employee benefit costs (including the discount rate) on an annual basis.

The other employee benefit costs typically expose the Group to actuarial risks such as: interest rate risk, health care cost inflation risk and longevity risk.

Interest risk	A decrease in the bond interest rate will increase the plan liabilities.
Health care cost inflation risk	The majority of the plan's benefit obligations are linked to health care cost inflation and higher inflation will lead to higher liabilities.
Longevity risk	The majority of the plans' benefit liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plans liabilities. This is particularly significant for benefits subject to health care cost inflation where increases in inflation result in higher sensitivity to changes in life expectancy.

The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding other assumptions constant:

–	If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease by $7,754 (increase by $8,886).
–	If the health care cost assumption increases (decreases) by 1%, the defined benefit obligation would increase by $18,013 (decrease by $14,029).
–	If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligations would increase by $3,417, (decrease by $3,392).

The average duration of the non-pension post employment obligation at December 31, 2018 is 18.6 years (2017: 18.9 years).

This number can be broken down as follows:

–	Active members: 23.7 years (2017: 22.8 years)
–	Inactive members: 13.4 years (2017: 13.1 years)